New standards, amendments and interpretations adopted by the Group	12 Months Ended
Dec. 31, 2018
Accounting Policies, Accounting Estimates And Errors [Abstract]
New standards, amendments and interpretations adopted by the Group
New standards, amendments and interpretations adopted by the Group

In the current year, the following revised standards have been adopted in these financial statements. Adoption has not had a material impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

IFRS 9	Financial instruments
IFRS 15	Revenue from Contracts with Customers and the related clarifications
IFRS 2 - Amendment	Classification and Measurement of Share-based Payment Transaction
IFRIC 22	Foreign Currency Transactions and Advance Consideration
A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2019, and have not been applied in preparing these consolidated financial statements.

Standard/Interpretation		Impact	Effective date	Planned application by the Group
New standards, interpretations or amendments
IFRS 16	Leases	1)	January 1, 2019	FY 2019
IFRIC 23	Uncertainty over Income Tax Positions	2)	January 1, 2019	FY 2019
IFRS 9	Amendments to IFRS 9, Prepayment Features with negative Compensation	2)	January 1, 2019	FY 2019
IAS 28	Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures	2)	January 1, 2019	FY 2019
IAS 19	Amendments to IAS 19, Plan Amendment, Curtailment or Settlement	2)	January 1, 2019	FY 2019
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle.	2)	January 1, 2019	FY 2019
Various	Amendments to References to Conceptual Framework in IFRS Standards.	2)	January 1, 2020	FY 2020
IFRS 17	Insurance contracts	2)	January 1, 2021	FY 2021

1)	IFRS 16, Leases
The new standard eliminates the current classification model for lessee's lease contracts as either operating or finance leases and, instead, introduces a single lessee accounting model requiring lessees to recognize right-of-use assets and lease liabilities for leases with a term of more than twelve months. This brings the previous off-balance leases on the balance sheet in a manner largely comparable to current finance lease accounting. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. Adoption of IFRS 16 will result in the Group recognizing right of use assets and lease liabilities for all contracts that are, or contain, a lease. For leases currently classified as operating leases, under current accounting requirements the Group does not recognize related assets or liabilities, and instead spreads the lease payments on a straight-line basis over the lease term, disclosing in its annual financial statements the operating lease commitment. The Group current leasing arrangements relating to office space are for 6 months and will not be capitalized under IFRS 16.

2)	No material impact on the Group is expected from these standards and amendments issued but not effective.